Mutual Fund and Variable Insurance Trust

May 5, 2026 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Mutual Fund and Variable Insurance Trust (the “Registrant”);

File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Rational Equity Armor Fund, Rational Premium Income Fund (formerly, Rational Tactical Return Fund), Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Rational/Pier 88 Convertible Securities Fund, Rational Special Situations Income Fund, Return Stacked® Balanced Allocation & Systematic Macro Fund and Rational/RGN Hedged Equity Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 234, which was filed with the Commission on April 28, 2026; and (ii) that Post-Effective Amendment No. 234 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey___

Jennifer Bailey

Secretary